Regulatory Matters (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended	6 Months Ended
	Apr. 14, 2014	Dec. 31, 2014	Jun. 30, 2013	Dec. 31, 2013	Sep. 30, 2013
Regulatory Assets		$ 211.7		$ 180.5
Regulatory Liabilities		128.5		121.1
Storm Damage Provision	22.3
Deferred Storm Costs [Member]
Storm Damage Provision		22.3
Fuel and purchased power recovery costs
Disallowance of regulatory asset			5.3		2.6
ReserveForDisallowanceofRegulatoryAsset			$ 2.6